ROYALTY AGREEMENT (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Jan. 31, 2025 USD ($) $ / T	Dec. 31, 2024 USD ($)	Jan. 31, 2024 $ / T	Jan. 31, 2023 $ / T
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Adjusted threshold price (in dollars per ton)		69.41		67.75	66
Cyprus NMC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Adjusted threshold price (in dollars per ton)		69.41		67.75	66
Cyprus NMC | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period for payments of overriding royalties on product shipments		30 days
Cyprus NMC | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Adjusted threshold price (in dollars per ton)		30
Advance royalty threshold | $		$ 500,000	$ 1,129,615
Cyprus NMC | Forecast [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advance royalty threshold | $	$ 1,157,261